Segment Reporting (Tables)	12 Months Ended
Jan. 31, 2015
Segment Reporting [Abstract]
Percentage of Net Sales By Merchandise Category

The following table summarizes the percentage of net sales by merchandise category for each year presented:

	Fiscal year ended
	January 31, 2015	February 1, 2014
Housewares	14.7%	14.8%
Food	12.5	9.0
Books and stationery	10.9	12.0
Bed and bath	10.1	9.9
Floor coverings	9.6	10.7
Toys	5.1	6.2
Hardware	5.1	5.5
Other	32.0	31.9

	100.0%	100.0%